Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Derivative financial instruments

32. Derivative financial instruments

A significant portion of the Group’s revenue and costs are denominated in currencies other than the Euro. Consequently, a significant portion of its revenue and costs is exposed to fluctuations in the exchange rates between the Euro and other currencies. The Group uses forward exchange contracts (known in Italy as domestic currency swaps) to reduce its exposure to the risks of short-term decrease in the value of its foreign currency denominated revenue. The Group uses such derivative instruments to protect the value of its foreign currency denominated revenue, and not for speculative or trading purposes. Despite being entered into such domestic currency swaps with the intent to reduce the foreign currency exposure risk for trade receivables and expected sales, the Group’s derivative financial instruments do not qualify for being accounted for as hedging instruments according to IAS 39. Therefore, the Company reflects the positive or negative changes in the fair value of those derivatives through profit or loss in the caption “Net exchange rate gains/(losses)”.

The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2025 and 2024.

	31/12/25	31/12/24
U.S. dollars	3,434	5,515
British pounds	3,414	4,304
Euro	4,850	2,416
Australian dollars	592	369
Mexican pesos	422	—
Japanese yen	113	124
Total	12,825	12,728

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” (within the caption “Gains on derivative financial instruments”) and contracts with net unrealized losses are presented as “liabilities” (within the caption “Losses on derivative financial instruments”).

	2025		2024
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	8,767	76	2,909	24
Liabilities	4,058	(19)	9,819	(268)
Total	12,825	57	12,728	(244)

As at December 31, 2025 and 2024, the forward exchange contracts have a net unrealized gain of 57 and a net unrealized loss of 244, respectively. These amounts are recorded in net exchange rate gains/(losses) in the consolidated statements of profit or loss (see note 40).